CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (5,164)	$ (3,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock compensation expense	664	352
Fair value adjustment of common stock warrants	0	(10)
Depreciation	41	34
Reclassified loss of foreign exchange translation	0	142
Intangible asset impairment	571	0
Amortization of intangible assets	209	209
Accrued interest on convertible note receivable	(21)	(33)
Deferred tax liability	(305)	(81)
Accrued interest promissory note payable	24	5
Changes in operating assets and liabilities:
Accounts receivable	60	102
Prepaid expenses and other current assets	92	(46)
Accounts payable, accrued expenses and other liabilities	268	101
Deferred revenue	(4)	108
Net cash used in operating activities	(3,565)	(2,431)
Cash flows from investing activities:
Acquisition of property and equipment	(17)	(22)
Net cash used in investing activities	(17)	(22)
Cash flows from financing activities:
Proceeds from issuance of note payable	678	0
Payments on note payable	(678)	0
Proceeds from issuance of common stock	10,795	0
Financing costs	(1,349)	(162)
Proceeds from warrants exercised	204	0
Proceeds from at-the-market facility	23	6
Net cash provided by financing activities	9,673	(156)
Net increase/(decrease) in cash and cash equivalents	6,091	(2,609)
Cash and cash equivalents as of beginning of year	1,430	4,039
Cash and cash equivalents as of end of year	7,521	1,430
Supplemental disclosure of non-cash activities:
Amount receivable from stock option exercise	0	35
Applied deferred financing costs	$ 162	$ 0